Schedule of Revenues, Based on the Customer’s Service Type (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024		Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total revenue	$ 5,779	$ 6,641	$ 8,811		$ 7,438
AI Solutions [Member]
Disaggregation of Revenue [Line Items]
Total revenue	5,656	6,641	8,811	[1]	$ 7,438	[1]
AI Education Services [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 123

[1]	The revenue from the AI Solutions - Products is insignificant during the year ended December 31, 2024 and 2023.